Business Combinations and Divestitures - SAP Digital Interconnect Group Divestiture (Details) € in Millions	May 05, 2020 EUR (€)
SAP Digital Interconnect group
Disclosure of analysis of single amount of discontinued operations [line items]
Initial cash purchase price	€ 225
IFRS Measures
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal gain	194
Non-IFRS Measures
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal gain	€ 128